Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.52

TPR Firm:			Report Date:	2/29/2024
Client Name:	Angel Oak Capital		Report:	Final Tape Compare
Deal Name:	AOMT 2024-4		Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	XXX		2024040661	XXX	XXX	notePage	XXX	XXX